UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Reorganization, chapter 11, predecessor, before adjustment	Common shares	Common shares Reorganization, chapter 11, predecessor, before adjustment	Additional paid-in capital	Additional paid-in capital Reorganization, chapter 11, predecessor, before adjustment	Accumulated other comprehensive loss	Retained loss
Beginning balance (in shares) at Dec. 31, 2020			10,000,000
Beginning balance at Dec. 31, 2020	$ (3,140,000,000)				$ 3,504,000,000		$ (26,000,000)	$ (6,628,000,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss from continuing operations	(304,000,000)							(304,000,000)
Net loss from discontinued operations	(7,000,000)							(7,000,000)
Ending balance (in shares) at Mar. 31, 2021			10,000,000
Ending balance at Mar. 31, 2021	(3,451,000,000)				3,504,000,000		(26,000,000)	(6,939,000,000)
Beginning balance (in shares) at Dec. 31, 2020			10,000,000
Beginning balance at Dec. 31, 2020	(3,140,000,000)				3,504,000,000		(26,000,000)	(6,628,000,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(605,000,000)
Other comprehensive income	5,000,000
Ending balance (in shares) at Jun. 30, 2021			10,000,000
Ending balance at Jun. 30, 2021	(3,740,000,000)				3,504,000,000		(21,000,000)	(7,233,000,000)
Beginning balance (in shares) at Mar. 31, 2021			10,000,000
Beginning balance at Mar. 31, 2021	(3,451,000,000)				3,504,000,000		(26,000,000)	(6,939,000,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss from continuing operations	(270,000,000)							(270,000,000)
Net loss from discontinued operations	(24,000,000)							(24,000,000)
Other comprehensive income from discontinued operations	5,000,000						5,000,000
Net income (loss)	(294,000,000)
Other comprehensive income	5,000,000
Ending balance (in shares) at Jun. 30, 2021			10,000,000
Ending balance at Jun. 30, 2021	$ (3,740,000,000)				3,504,000,000		(21,000,000)	(7,233,000,000)
Beginning balance (in shares) at Dec. 31, 2021	100,384,435			10,000,000
Beginning balance at Dec. 31, 2021	$ (3,716,000,000)					$ 3,504,000,000	(15,000,000)	(7,215,000,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss from continuing operations	(103,000,000)							(103,000,000)
Net loss from discontinued operations	(4,000,000)							(4,000,000)
Other comprehensive income from discontinued operations	(3,000,000)						(3,000,000)
Other comprehensive income from continued operations	1,000,000						1,000,000
Recycling of PES AOCI on deconsolidation	16,000,000						16,000,000
Issuance of Successor common stock	$ 500,000
Cancellation of Predecessor equity (in shares)	(100,384,435)
Cancellation of Predecessor equity	$ (10,038,444)
Net income (loss)	3,706,000,000
Other comprehensive income	$ 14,000,000
Ending balance (in shares) at Feb. 22, 2022	49,999,998			10,000,000
Ending balance at Feb. 22, 2022	$ (3,809,000,000)	$ (3,809,000,000)				3,504,000,000	(1,000,000)	(7,322,000,000)
Beginning balance (in shares) at Feb. 21, 2022	100,384,435
Ending balance (in shares) at Feb. 22, 2022	49,999,998			10,000,000
Ending balance at Feb. 22, 2022	$ (3,809,000,000)	(3,809,000,000)				3,504,000,000	(1,000,000)	(7,322,000,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net gain from reorganization adjustments	5,066,000,000				1,495,000,000			3,571,000,000
Net gain from Fresh Start adjustments	242,000,000							242,000,000
Issuance of Successor common stock	0				4,000,000			(4,000,000)
Cancellation of Predecessor equity (in shares)				(10,000,000)
Cancellation of Predecessor equity	$ 0					(3,504,000,000)	1,000,000	3,513,000,000
Ending balance (in shares) at Feb. 23, 2022	49,999,998		0	0
Ending balance at Feb. 23, 2022	$ 1,499,000,000				1,499,000,000	0	0	0
Beginning balance (in shares) at Feb. 22, 2022	49,999,998			10,000,000
Beginning balance at Feb. 22, 2022	$ (3,809,000,000)	(3,809,000,000)				3,504,000,000	(1,000,000)	(7,322,000,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 4,000,000							4,000,000
Ending balance (in shares) at Mar. 31, 2022	49,999,998		0	0
Ending balance at Mar. 31, 2022	$ 1,503,000,000				1,499,000,000	0	0	4,000,000
Beginning balance (in shares) at Feb. 22, 2022	49,999,998			10,000,000
Beginning balance at Feb. 22, 2022	$ (3,809,000,000)	$ (3,809,000,000)				3,504,000,000	(1,000,000)	(7,322,000,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(32,000,000)
Other comprehensive income	$ 3,000,000
Ending balance (in shares) at Jun. 30, 2022	49,999,998		0	0
Ending balance at Jun. 30, 2022	$ 1,470,000,000				1,499,000,000	0	3,000,000	(32,000,000)
Beginning balance (in shares) at Mar. 31, 2022	49,999,998		0	0
Beginning balance at Mar. 31, 2022	$ 1,503,000,000				1,499,000,000	0	0	4,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(36,000,000)							(36,000,000)
Other comprehensive income	$ 3,000,000						3,000,000
Ending balance (in shares) at Jun. 30, 2022	49,999,998		0	0
Ending balance at Jun. 30, 2022	$ 1,470,000,000				$ 1,499,000,000	$ 0	$ 3,000,000	$ (32,000,000)